Revenue from Contract with Customers (Details) - Schedule of Information About Receivables, Contract Assets and Contract Liabilities - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Information About Receivables Contract Assets And Contract Liabilities Abstract
Receivables, which are included in ‘trade receivables	$ 1,831,724